Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation
Expenses recognized in 2025 Expenses deferred to 2026 and later
1
USD m
Related to the
2025
performance
year
Related to
prior
performance
years Total
Related to the
2025
performance
year
Related to
prior
performance
years Total
Non-deferred cash 3,609 (61) 3,548 0 0 0
Deferred compensation awards 625 740 1,364 901 898 1,799
of which: Equity Ownership Plan 131 260 391 322 201 523
of which: Deferred Contingent Capital Plan 236 316 552 348 536 884
of which: Long-Term Incentive Plan 228 132 360 196 142 338
of which: Fund Ownership Plan 29 31 60 35 19 54
Variable compensation – performance awards 4,234 678 4,912 901 898 1,799
Variable compensation – financial advisors
2
4,874 780 5,654 1,059 3,591 4,651
of which: non-deferred cash 4,498 0 4,498 0 0 0
of which: deferred share-based awards 132 93 225 126 233 360 of which: deferred cash-based awards 230 251 480 592 1,267 1,859 of which: compensation commitments with recruited financial advisors 15 437 451 341 2,092 2,433
Variable compensation – other
3
617 250 867 206 292 498
Total variable compensation 9,725 1,709 11,434
4
2,167 4,782 6,948
1 Estimate as of 31 December 2025. Actual amounts to be expensed in future periods may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the time
of recruitment that are
subject to
vesting requirements.
3 Includes severance payments,
replacement and retention awards,
existing deferred awards granted to
Credit Suisse employees, interest expense
related to the Deferred Contingent Capital
Plan and forfeiture credits.
4 Includes USD
1,087
m in expenses related
to share-based compensation
(performance awards: USD
752
m; other variable compensation:
USD
111 m; financial advisor compensation:
USD 225
m). A further
USD
189
m in expenses
related to share-based
compensation was
recognized within other
expense categories included
in Note 6
(salaries: USD
2
m related to
role-based allowances;
social
security: USD 148 m; other personnel expenses: USD 39
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
1,095 m.
Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later
1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 3,290 (83) 3,206 0 0 0
Deferred compensation awards 563 687 1,250 813 853 1,666
of which: Equity Ownership Plan 180 279 458 280 214 493
of which: Deferred Contingent Capital Plan 197 290 487 336 515 851
of which: Long-Term Incentive Plan 161 76 237 166 100 266
of which: Fund Ownership Plan 26 42 68 32 25 56
Variable compensation – performance awards 3,853 603 4,456 813 853 1,666
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial advisors 33 474 507 422 2,231 2,653
Variable compensation – other
3
539 583 1,121 229 465 694
Total variable compensation 8,876 1,994 10,870
4
2,070 4,957 7,027
1 Estimate as of 31 December 2024. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the
Deferred Contingent Capital
Plan.
4 Includes USD
1,128
m in expenses
related to share-based
compensation (performance
awards: USD
695
m; other variable
compensation: USD
213 m; financial
advisor compensation: USD 219 m). A further USD 134
m in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
2 m related to role-based
allowances; social security: USD 100 m; other personnel expenses: USD 32
m related to the Equity Plus Plan). Total personnel expense
related to share-based equity-settled compensation excluding social security was
USD 1,118 m.
Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial advisors 42 459 502 822 2,062 2,884
Variable compensation – other
3
784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as of 31 December 2023. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the
Deferred Contingent Capital
Plan.
4 Includes USD
1,094
m in expenses
related to share-based
compensation (performance
awards: USD
689
m; other variable
compensation: USD
208 m; financial
advisor compensation: USD 197 m). A further USD 169
m in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
4 m related to role-based
allowances; social security: USD 137 m; other personnel expenses: USD 27
m related to the Equity Plus Plan). Total personnel expense
related to share-based equity-settled compensation excluding social security was
USD 1,087 m.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
Number of shares
2025
1
Weighted average
grant date fair value
(USD)
Number of shares
2024
1
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 193,722,338 20 198,908,588 17
Awarded during the year 53,232,817 30 65,433,201 26
Distributed during the year (59,488,949) 18 (64,234,191) 17
Forfeited during the year (7,973,535) 23 (6,385,261) 20
Outstanding, at the end of the year 179,492,671 24 193,722,338 20 of which: shares vested for accounting purposes 105,999,673 109,644,250
1 Number of shares reflects the maximum opportunity for awards with a performance condition.